Debt - Additional information (Details) $ in Millions				3 Months Ended
	Jun. 15, 2023 USD ($)	Aug. 09, 2022 USD ($)	Aug. 05, 2022 USD ($) subsidiary item	Mar. 31, 2025 USD ($) item facility
Number of loan facilities | facility				3
Number of vessels with loans | item				19
Fair market Value Percentage				40.00%
Minimum [Member]
Required Minimum Solvency Covenant				30.00%
Required minimum cash and cash equivalents				$ 18.8
Cash Percentage				60.00%
Percentage Outstanding Debt				5.00%
Fair market Value Percentage				130.00%
Minimum Net Worth Required				$ 200.0
Nordea SEB Revolving Facility
Number of vessels with loans | item				6
Number of vessels previously financed under lease arrangments | item			12
Number of subsidiaries | subsidiary			12
Maximum borrowing capacity			$ 185.0
Debt Instrument, Basis Spread on Variable Rate				2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Number of days to provide notice for draw down or repayment of debt				5 days
Revolving credit facility drawn down				$ 20.0
Revolving credit facility undrawn				117.0
ABN CACIB Joint Bank Facility
Number of vessels with loans | item			7
Number of vessels previously financed under lease arrangments | item			3
Debt Instrument, Basis Spread on Variable Rate			2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Revolving credit facility drawn down			$ 108.0
Revolving credit facility undrawn				75.0
ABN AMRO Revolving Facility
Maximum borrowing capacity		$ 15.0
Debt Instrument, Basis Spread on Variable Rate		3.90%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Revolving credit facility drawn down				0.5
Revolving credit facility undrawn				14.5
ABN CACIB Revolving Bank Facility
Number of subsidiaries | subsidiary			7
Percentage of outstanding balance converted into a revolving credit facility	50.00%
Percentage continuing as a term loan facility	50.00%
Revolving credit facility drawn down				$ 0.0
Outstanding balance	$ 49.2